Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current	$ 38	$ 48
Regulatory assets - non-current	448	436
Regulatory Asset, Noncurrent, Before Assets Held For Sale	462	436
Less: non-current regulatory assets reclassified to assets held for sale (note 5)	(14)	0
Regulatory liabilities - current	183	79
Regulatory liabilities - non-current	1,201	1,424
Regulatory Liability, Noncurrent, Before Assets Held For Sale	1,297	1,424
Less: non-current regulatory liabilities associated with assets held for sale (note 5)	(96)	0
Deferred cost of gas
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current	164	71
Refundable tax credit
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current	0	2
Federal income tax rate change
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current	1	1
Regulatory liabilities - non-current	568	543
Virginia Rate Refund
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current	5	0
Interruptible sharing
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current	3	4
Virginia and Maryland Revenue Normalization
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current	2	0
Virginia Coronavirus Relief Fund
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current	0	1
Future recovery of pension and other retirement benefits
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - non-current	235	425
Future removal and site restoration costs
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - non-current	490	453
Deferred gain on debt transactions and derivative instruments
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - non-current	1	1
Fair value adjustment	74	72
Other
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current	8	0
Regulatory liabilities - non-current	3	2
Deferred cost of gas
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current	15	20
Accelerated replacement recovery mechanisms
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current	11	7
Energy Optimization Costs
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current	4	5
Virginia and Maryland Revenue Normalization
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current	8	16
Deferred regulatory costs and rate stabilization adjustment mechanism
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current	$ 254	199
Deferred regulatory costs and rate stabilization adjustment mechanism | Minimum
Schedule Of Regulatory Assets And Liabilities
Recovery period (years)	1 year
Deferred regulatory costs and rate stabilization adjustment mechanism | Maximum
Schedule Of Regulatory Assets And Liabilities
Recovery period (years)	53 years
Future recovery of pension and other retirement benefits
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current	$ 1	33
Future recovery of pension and other retirement benefits | Minimum
Schedule Of Regulatory Assets And Liabilities
Recovery period (years)	2 years
Future recovery of pension and other retirement benefits | Maximum
Schedule Of Regulatory Assets And Liabilities
Recovery period (years)	20 years
Future recovery of non-retirement employee benefits
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current	$ 16	19
Deferred environmental costs
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current	15	16
Deferred loss on debt transactions and derivative instruments
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current	91	89
Fair value adjustment		72
Deferred future income taxes
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current	42	43
Energy efficiency program - Maryland
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current	31	23
COVID-19 Costs
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current	4	6
Other
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current	$ 8	$ 8